INTANGIBLE ASSETS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill by operating segment
Balance as of January 1	$ 12,219	$ 11,665
Effect of foreign currency translation	(13)	19
Acquisitions	257	195
Adjustments related to the finalization of purchase accounting	(38)	309
Divestitures, deconsolidations and other	(170)	31
Balance as of December 31	12,255	12,219
Eurasia and Africa
Goodwill by operating segment
Balance as of January 1	35	41
Effect of foreign currency translation	(1)	(6)
Acquisitions	0	0
Adjustments related to the finalization of purchase accounting	0	0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	34	35
Europe
Goodwill by operating segment
Balance as of January 1	710	695
Effect of foreign currency translation	(19)	15
Acquisitions	0	0
Adjustments related to the finalization of purchase accounting	0	0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	691	710
Latin America
Goodwill by operating segment
Balance as of January 1	163	166
Effect of foreign currency translation	5	(3)
Acquisitions	0	0
Adjustments related to the finalization of purchase accounting	0	0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	168	163
North America
Goodwill by operating segment
Balance as of January 1	10,515	9,861
Effect of foreign currency translation	0	0
Acquisitions	100	195
Adjustments related to the finalization of purchase accounting	(38)	304
Divestitures, deconsolidations and other	0	155
Balance as of December 31	10,577	10,515
Pacific
Goodwill by operating segment
Balance as of January 1	117	115
Effect of foreign currency translation	6	2
Acquisitions	0	0
Adjustments related to the finalization of purchase accounting	0	0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	123	117
Bottling Investments
Goodwill by operating segment
Balance as of January 1	679	787
Effect of foreign currency translation	(4)	11
Acquisitions	157	0
Adjustments related to the finalization of purchase accounting	0	5
Divestitures, deconsolidations and other	(170)	(124)
Balance as of December 31	$ 662	$ 679